Loans	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans
LOANS
Loans consist of the following, segregated into legacy and acquired loans, for the periods indicated:

	December 31, 2015
(Dollars in thousands)	Legacy Loans	Acquired Loans	Total
Commercial loans:
Real estate	$4,504,062	$1,569,449	$6,073,511
Commercial and industrial	2,952,102	492,476	3,444,578
Energy-related	677,177	3,589	680,766
	8,133,341	2,065,514	10,198,855
Residential mortgage loans:
Residential 1-4 family	610,986	501,296	1,112,282
Construction / Owner Occupied	83,037	—	83,037
	694,023	501,296	1,195,319
Consumer and other loans:
Home equity	1,575,643	490,524	2,066,167
Indirect automobile	246,214	84	246,298
Other	541,299	79,490	620,789
	2,363,156	570,098	2,933,254
Total	$11,190,520	$3,136,908	$14,327,428

	December 31, 2014
(Dollars in thousands)	Legacy Loans	Acquired Loans	Total
Commercial loans:
Real estate	$3,676,811	$684,968	$4,361,779
Commercial and industrial	2,452,521	119,174	2,571,695
Energy-related	872,866	7,742	880,608
	7,002,198	811,884	7,814,082
Residential mortgage loans:
Residential 1-4 family	495,638	552,603	1,048,241
Construction / Owner Occupied	32,056	—	32,056
	527,694	552,603	1,080,297
Consumer and other loans:
Home equity	1,290,976	310,129	1,601,105
Indirect automobile	396,766	392	397,158
Other	451,080	97,322	548,402
	2,138,822	407,843	2,546,665
Total	$9,668,714	$1,772,330	$11,441,044
Since 2009, the Company has acquired certain assets and liabilities of six failed banks. Substantially all of the loans and foreclosed real estate that were acquired through these transactions were covered by loss share agreements between the FDIC and IBERIABANK, which afforded IBERIABANK loss protection. Covered loans, which are included in acquired loans in the tables above, were $229.2 million and $444.5 million at December 31, 2015 and 2014, respectively, of which $191.7 million and $220.5 million, respectively, were residential mortgage and home equity loans. Refer to Note 7 for additional information regarding the Company’s loss sharing agreements.
Net deferred loan origination fees were $18.7 million and $11.2 million at December 31, 2015 and 2014, respectively. In addition to loans issued in the normal course of business, the Company considers overdrafts on customer deposit accounts to be loans and reclassifies these overdrafts as loans in its consolidated balance sheets. At December 31, 2015 and 2014, overdrafts of $5.1 million and $5.6 million, respectively, have been reclassified to loans.
Loans with carrying values of $3.9 billion and $3.1 billion were pledged as collateral for borrowings at December 31, 2015 and 2014, respectively.
Aging Analysis
The following tables provide an analysis of the aging of loans as of December 31, 2015 and 2014. Due to the difference in accounting for acquired loans, the tables below further segregate the Company’s loans between loans originated by the Company ("legacy loans") and acquired loans.

	December 31, 2015
	Legacy loans
	Past Due (1)				Current	Total Legacy Loans, Net of Unearned Income	Recorded Investment > 90 days and Accruing
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total
Commercial real estate - Construction	$801	$—	$120	$921	$635,560	$636,481	$—
Commercial real estate - Other	2,687	793	15,517	18,997	3,848,584	3,867,581	95
Commercial and industrial	1,208	739	6,746	8,693	2,943,409	2,952,102	87
Energy-related	15	—	7,081	7,096	670,081	677,177	—
Residential mortgage	1,075	2,485	14,116	17,676	676,347	694,023	442
Consumer - Home equity	3,549	870	5,628	10,047	1,565,596	1,575,643	—
Consumer - Indirect automobile	2,187	518	1,181	3,886	242,328	246,214	—
Consumer - Credit card	394	113	394	901	76,360	77,261	—
Consumer - Other	1,923	752	769	3,444	460,594	464,038	—
Total	$13,839	$6,270	$51,552	$71,661	$11,118,859	$11,190,520	$624

	December 31, 2014
	Legacy loans
	Past Due (1)				Current	Total Legacy Loans, Net of Unearned Income	Recorded Investment > 90 days and Accruing
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total
Commercial real estate - Construction	$507	$—	$69	$576	$483,663	$484,239	$—
Commercial real estate - Other	11,799	148	6,859	18,806	3,173,766	3,192,572	—
Commercial and industrial	1,589	1,860	3,225	6,674	2,445,847	2,452,521	200
Energy-related	—	—	27	27	872,839	872,866	—
Residential mortgage	1,389	2,616	14,900	18,905	508,789	527,694	538
Consumer - Home equity	4,096	595	7,420	12,111	1,278,865	1,290,976	16
Consumer - Indirect automobile	2,447	396	1,419	4,262	392,504	396,766	—
Consumer - Credit card	253	163	1,032	1,448	71,297	72,745	—
Consumer - Other	1,285	424	773	2,482	375,853	378,335	—
Total	$23,365	$6,202	$35,724	$65,291	$9,603,423	$9,668,714	$754

(1)
Past due loans greater than 90 days include all loans on non-accrual status, regardless of past due status, as of the period indicated. Non-accrual loans are presented separately in the “Non-accrual Loans” section below.

	December 31, 2015
	Acquired loans
	Past Due (1)				Current	Discount/ Premium	Total Acquired Loans, Net of Unearned Income	Recorded Investment > 90 days and Accruing
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total
Commercial real estate - Construction	$216	$117	$6,994	$7,327	$120,467	$(2,368)	$125,426	$6,994
Commercial real estate - Other	4,295	2,024	53,558	59,877	1,434,966	(50,820)	1,444,023	52,067
Commercial and industrial	1,016	1,276	6,829	9,121	490,255	(6,900)	492,476	5,674
Energy-related	—	—	1,368	1,368	2,221	—	3,589	1,198
Residential mortgage	73	1,806	22,873	24,752	506,103	(29,559)	501,296	21,765
Consumer - Home equity	2,859	997	12,525	16,381	503,635	(29,492)	490,524	11,234
Consumer - Indirect automobile	—	—	12	12	72	—	84	12
Consumer - Credit Card	—	—	17	17	565	—	582	17
Consumer - Other	580	211	667	1,458	79,167	(1,717)	78,908	461
Total	$9,039	$6,431	$104,843	$120,313	$3,137,451	$(120,856)	$3,136,908	$99,422

	December 31, 2014
	Acquired loans
	Past Due (1)				Current	Discount/ Premium	Total Acquired Loans, Net of Unearned Income	Recorded Investment > 90 days and Accruing
(Dollars in thousands)	30-59 days	60-89 days	> 90 days	Total
Commercial real estate - Construction	$2,740	$57	$8,225	$11,022	$64,393	$(4,482)	$70,933	$8,225
Commercial real estate - Other	4,986	3,330	67,302	75,618	588,947	(50,530)	614,035	67,198
Commercial and industrial	2,118	70	4,528	6,716	119,472	(7,014)	119,174	4,528
Energy-related	—	—	11	11	7,731	—	7,742	11
Residential mortgage	324	2,788	30,804	33,916	559,180	(40,493)	552,603	29,553
Consumer - Home equity	3,165	385	22,800	26,350	315,788	(32,009)	310,129	22,409
Consumer - Indirect automobile	13	17	9	39	393	(40)	392	9
Consumer - Credit Card	10	—	24	34	614	—	648	24
Consumer - Other	1,458	113	1,967	3,538	94,652	(1,516)	96,674	1,847
Total	$14,814	$6,760	$135,670	$157,244	$1,751,170	$(136,084)	$1,772,330	$133,804

(1)	Past due information presents acquired loans at the gross loan balance, prior to application of discounts.
Non-accrual Loans
The following table provides the unpaid principal balance of legacy loans on non-accrual status at December 31, 2015 and 2014.

(Dollars in thousands)	2015	2014
Commercial real estate - Construction	$120	$69
Commercial real estate - Other	15,422	6,859
Commercial and industrial	6,659	3,025
Energy-related	7,081	27
Residential mortgage	13,674	14,362
Consumer - Home equity	5,628	7,404
Consumer - Indirect automobile	1,181	1,419
Consumer - Credit card	394	1,032
Consumer - Other	769	773
Total	$50,928	$34,970

The amount of interest income that would have been recorded in 2015, 2014 and 2013 if total non-accrual loans had been current in accordance with their contractual terms was approximately $2.1 million, $1.8 million and $2.9 million, respectively.
Loans Acquired
As discussed in Note 3, during 2015, the Company acquired loans with fair values of $0.3 billion from Florida Bank Group, $1.1 billion from Old Florida, and $0.8 billion from Georgia Commerce. Of the total $2.2 billion of loans acquired during 2015, $2.1 billion were determined to have no evidence of deteriorated credit quality and are accounted for under ASC Topics 310-10 and 310-20. The remaining $57.8 million were determined to exhibit deteriorated credit quality since origination under ASC 310-30. The tables below show the balances acquired during 2015 for these two subsections of the acquired portfolio as of the acquisition date. These amounts are subject to change due to the finalization of purchase accounting adjustments.

(Dollars in thousands)
Contractually required principal and interest at acquisition	$2,384,114
Expected losses and foregone interest	(15,539)
Cash flows expected to be collected at acquisition	2,368,575
Fair value of acquired loans at acquisition	$2,105,466

(Dollars in thousands)	Acquired Impaired Loans
Contractually required principal and interest at acquisition	$76,445
Non-accretable difference (expected losses and foregone interest)	(11,867)
Cash flows expected to be collected at acquisition	64,578
Accretable yield	(6,823)
Basis in acquired loans at acquisition	$57,755

The following is a summary of changes in the accretable difference for loans accounted for under ASC 310-30 during the years ended December 31:

(Dollars in thousands)	2015	2014	2013
Balance at beginning of period	$287,651	$354,892	$356,393
Additions	6,823	13,848	—
Transfers from non-accretable difference to accretable yield	9,916	25,844	50,743
Accretion	(80,479)	(103,233)	(179,456)
Changes in expected cash flows not affecting non-accretable differences (1)	3,591	(3,700)	127,212
Balance at end of period	$227,502	$287,651	$354,892

(1)
Includes changes in cash flows expected to be collected due to the impact of changes in actual or expected timing of liquidation events, modifications, changes in interest rates and changes in prepayment assumptions.

Troubled Debt Restructurings
Information about the Company’s troubled debt restructurings ("TDRs") at December 31, 2015 and 2014 is presented in the following tables. Modifications of loans that are accounted for within a pool under ASC Topic 310-30, which include covered loans, as well as certain other acquired loans are excluded as TDRs. Accordingly, such modifications do not result in the removal of those loans from the pool, even if the modification of those loans would otherwise be considered a TDR. As a result, all covered and certain acquired loans that would otherwise meet the criteria for classification as a TDR are excluded from the tables below.
TDRs totaling $57.0 million occurred during the current year. There were no material TDRs that occurred during 2014. The following table provides information on how the TDRs were modified during the year ended December 31:

(Dollars in thousands)	2015
Extended maturities	$15,594
Interest rate adjustment	—
Maturity and interest rate adjustment	23,374
Movement to or extension of interest-rate only payments	241
Forbearance	122
Other concession(s) (1)	17,710
Total	$57,041

(1)	Other concessions may include covenant waivers, forgiveness of principal or interest associated with a customer bankruptcy, or a combination of any of the above concessions.

Of the $57.0 million TDRs occurring during the twelve months ended December 31, 2015, $34.5 million are on accrual status and $22.5 million are on non-accrual status.
The following table presents the end of period balance for loans modified in a TDR during the year ended December 31, 2015. The Company had no material TDRs that were added during the year ended December 31, 2014.

	December 31, 2015
(In thousands, except number of loans)	Number of Loans	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment (1)
Commercial real estate	11	$26,764	$25,250
Commercial and industrial	26	21,233	18,114
Energy-related	2	9,797	9,484
Residential mortgage	1	70	68
Consumer - Home equity	50	4,440	3,865
Consumer - Indirect	6	79	79
Consumer - Other	17	248	181
Total	113	$62,631	$57,041

(1)	Recorded investment includes any allowance for credit losses recorded on the TDRs at December 31, 2015.
Information detailing TDRs that defaulted during the years ended December 31, 2015 and 2014 and were modified in the previous twelve months (i.e., the twelve months prior to the default) is presented in the following table. The Company has defined a default as any loan with a loan payment that is currently past due greater than 30 days, or was past due greater than 30 days at any point during the previous twelve months, or since the date of modification, whichever is shorter.

	December 31, 2015		December 31, 2014
(In thousands, except number of loans)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Commercial real estate	6	$22,075	30	$—
Commercial and industrial	20	8,970	9	1,600
Energy-related	1	3,120	—	—
Residential mortgage	—	—	—	—
Consumer - Home Equity	20	1,547	—	—
Consumer - Indirect automobile	6	79	—	—
Consumer - Other	9	2	1	—
Total	62	$35,793	40	$1,600